Acquisitions (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Fair value of financial liability related to Optional contribution (**)	$ 857	[1]
Fair value of Warrant (***)	1,925	[2]
Fair value of asset related to future mandatory asset contribution (***)	(4,175)	[2]
Fair value of assumed note payable on acquired asset	470
Transaction costs	283
Total consideration	5,118
Preferred A Stock [Member]
Business Acquisition [Line Items]
Fair value FC Global common stock (*)	4,483	[3]
Common Stock [Member]
Business Acquisition [Line Items]
Fair value FC Global common stock (*)	$ 1,275	[3]

[1]	Related to Optional Contribution
[2]	Related to Second Contribution
[3]	Fair value of Common shares based on quoted market price on date of transaction and Fair value of preferred shares based on the number of common shares to which they can be converted on the transaction date